July 1, 2022

BNY MELLON STRATEGIC FUNDS, INC.

- BNY Mellon U.S. Equity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2008 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC).  The members of the Investment Team with the most significant responsibility for day-to-day management of the fund, who also are the members of Walter Scott's Investment Executive group are: Roy Leckie, a director of Walter Scott and co-chair of the IMC; Charlie Macquaker, a director of Walter Scott and co-chair of the IMC; Jane Henderson, Managing Director of Walter Scott; Fraser Fox, an investment manager at Walter Scott; and Maxim Skorniakov, an investment manager at Walter Scott.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2008 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC).  The IMC is a formal sub-committee of Walter Scott's Board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The members of the Investment Team with the most significant responsibility for day-to-day management of the fund, who also are the members of Walter Scott's Investment Executive group consisting of five senior investment professionals, are: Roy Leckie, Charlie Macquaker, Jane Henderson, Fraser Fox and Maxim Skorniakov.   Mr. Leckie is a director and co-chair of the IMC at Walter Scott, which he joined in 1995.  Mr. Macquaker is a director and co-chair of the IMC at Walter Scott, which he joined in 1991. Ms. Henderson is the managing director at Walter Scott, which she joined in 1995. Mr. Fox is an investment manager at Walter Scott, which he joined in 2003. Mr. Skorniakov is an investment manager at Walter Scott, which he joined in 2003.

6011STK0722

July 1, 2022

BNY MELLON STRATEGIC FUNDS, INC.

-BNY Mellon Global Stock Fund

- BNY Mellon International Stock Fund

- BNY Mellon U.S. Equity Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Fraser Fox[1]	5	$8.2B	44	$25.5B	138	$50.0B
Maxim Skorniakov[1]	5	$8.2B	44	$25.5B	138	$50.0B

[1]	Because Messrs. Fox and Skorniakov became primary portfolio managers of BNYMGSF, BNYMISF and BNYMUSEF, as of July 1, 2022 their information is as May 31, 2022.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Fraser Fox	Other Pooled Vehicles	2	$209M
	Other Accounts	14	$7.8B
Maxim Skorniakov	Other Pooled Vehicles	2	$209M
	Other Accounts	14	$7.8B

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund’s last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Fraser Fox[1]	BNYMGSF	None
	BNYMISF	None
	BNYMUSEF	None
Maxim Skorniakov[1]	BNYMGSF	None
	BNYMISF	None
	BNYMUSEF	None

1	Messrs. Fox and Skorniakov became primary portfolio managers of BNYMGSF, BNYMISF and BNYMUSEF, as of May 31, 2022, and as of that date did not own shares of the funds.

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